Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Expense Benefit Abstract
Income Taxes

The components of the Partnership's income tax expense (benefit) are as follows:

	Year Ended December 31,
thousands	2012	2011	2010

Current income tax expense (benefit)
Federal income tax expense (benefit)	$(7,555)	$15,248	$10,476
State income tax expense (benefit)	(1,843)	322	1,502
Total current income tax expense (benefit)	(9,398)	15,570	11,978
Deferred income tax expense (benefit)
Federal income tax expense	22,328	13,075	9,673
State income tax expense (benefit)	7,785	3,505	(134)
Total deferred income tax expense	30,113	16,580	9,539
Total income tax expense	$20,715	$32,150	$21,517

Total income taxes differed from the amounts computed by applying the statutory income tax rate to income before income taxes. The sources of these differences are as follows:

	Year Ended December 31,
thousands except percentages	2012	2011	2010

Income before income taxes	$170,026	$239,011	$178,450
Statutory tax rate	0%	0%	0%
Tax computed at statutory rate	$—	$—	$—
Adjustments resulting from:
Federal taxes on income attributable to Partnership assets pre-acquisition	17,251	29,502	20,534
State taxes on income attributable to Partnership assets pre-acquisition
(net of federal benefit)	2,206	1,984	683
Texas margin tax expense (benefit)	1,258	664	300
Income tax expense	$20,715	$32,150	$21,517

Effective tax rate	12%	13%	12%

The tax effects of temporary differences that give rise to significant portions of deferred tax assets (liabilities) are as follows:

	December 31,
thousands	2012	2011

Credit carryforwards	$14	$14
Net current deferred income tax assets	14	14
Depreciable property	(47,558)	(99,733)
Partnership basis	—	(24,481)
Credit carryforwards	541	556
Other	(136)	114
Net long-term deferred income tax liabilities	(47,153)	(123,544)
Total net deferred income tax liabilities	$(47,139)	$(123,530)

Credit carryforwards, which are available for utilization on future income tax returns, consist of $0.6 million of state income tax credits that expire in 2026.